Cover Page - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	TUNGRAY TECHNOLOGIES INC
Entity Central Index Key	0001943444
Entity File Number	001-41998
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#02-01
Entity Address, Address Line Two	31 Mandai Estate
Entity Address, Address Line Three	Innovation Place Tower 4
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	729933
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	TRSG
Security Exchange Name	NASDAQ
Auditor Name	Marcum Asia CPAs LLP	Friedman LLP
Auditor Location	New York, New York	New York, New York
Auditor Firm ID	5395	711
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,440,000
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,560,000
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Wanjun Yao
Contact Personnel Email Address	yao_lei@tungray.com.sg
Entity Address, Address Line One	#02-01
Entity Address, Address Line Two	31 Mandai Estate
Entity Address, Address Line Three	Innovation Place Tower 4
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	729933
City Area Code	+65
Local Phone Number	6636 9820